UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	1/31/2011

Item 1.	Schedule of Investments

Prudential International Real Estate Fund

SCHEDULE OF INVESTMENTS

as of January 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.6%
COMMON STOCKS
Australia 15.4%
86,300	CFS Retail Property Trust, REIT	$ 155,987
40,800	Charter Hall Retail, REIT	125,241
200,000	Dexus Property Group, REIT	165,946
292,500	Goodman Group, REIT	194,407
74,200	GPT Group, REIT	218,909
221,200	ING Office Fund, REIT	132,753
78,900	Stockland, REIT	283,532
67,500	Westfield Group, REIT	664,332

		1,941,107

Belgium 0.4%
405	Cofinimmo, REIT	54,957

Bermuda 4.1%
59,000	Hongkong Land Holdings Ltd.	415,360
19,500	Kerry Properties Ltd.	104,630

		519,990

Canada 3.5%
7,900	Canadian Apartment Properties, REIT	137,748
10,700	Chartwell Seniors Housing Real Estate Investment Trust, REIT	88,049
9,400	RioCan Real Estate Investment Trust, REIT	217,880

		443,677

Cayman Islands 1.2%
97,500	Shimao Property Holdings Ltd.	148,886

Finland 1.2%
15,259	Citycon Oyj	66,227
17,162	Sponda Oyj	87,645

		153,872

France 5.9%
580	ICADE, REIT	62,965
4,615	Klepierre, REIT	167,823
379	Societe Immobiliere de Location pour l’Industrie et le Commerce, REIT	51,169
2,449	Unibail-Rodamco, REIT	467,415

		749,372

Hong Kong 21.4%
65,000	Champion, REIT	39,335
146,000	China Overseas Land & Investment Ltd.	277,268
76,000	Hang Lung Properties Ltd.	334,729
17,000	Henderson Land Development Co. Ltd.	118,622
30,000	Hysan Development Co. Ltd.	143,884
49,000	Link (The), REIT	154,092
212,000	New World China Land Ltd.	86,097
66,000	New World Development Co. Ltd.	126,066
86,000	Sino Land Co. Ltd.	163,792
58,000	Sun Hung Kai Properties Ltd.	974,721
37,000	Wharf Holdings Ltd. (The)	281,355

		2,699,961

Italy 0.6%
86,409	Beni Stabili SpA, REIT	82,342

Japan 18.2%
5,800	Aeon Mall Co. Ltd.	152,068
800	Daito Trust Construction Co. Ltd.	56,194
8,000	Daiwa House Industry Co. Ltd.	97,742
1,980	Goldcrest Co. Ltd.	53,214
11	Japan Real Estate Investment Corp., REIT	110,189
71	Japan Retail Fund Investment Corp., REIT	130,444
32,000	Mitsubishi Estate Co. Ltd.	604,880
26,000	Mitsui Fudosan Co. Ltd.	530,428
19	Nippon Building Fund, Inc., REIT	199,351
15,000	Sumitomo Realty & Development Co. Ltd.	364,987

		2,299,497

Netherlands 4.1%
1,366	Corio NV, REIT	89,090
3,652	Eurocommercial Properties NV, REIT	166,480
1,227	Vastned Retail NV, REIT	87,710
1,740	Wereldhave NV, REIT	169,883

		513,163

Norway 0.6%
44,128	Norwegian Property ASA(a)	77,935

Singapore 8.9%
69,000	Ascendas Real Estate Investment Trust, REIT	113,308
84,000	Cache Logistics Trust, REIT	65,072
56,000	CapitaCommercial Trust, REIT	62,921
43,000	CapitaLand Ltd.	121,612
43,000	CapitaMall Trust, REIT	64,191
109,000	CDL Hospitality Trusts, REIT	179,629
13,000	City Developments Ltd.	116,041
65,000	Global Logistic Properties Ltd.(a)	105,683
54,000	Keppel Land Ltd.	190,386
85,000	Suntec Real Estate Investment Trust, REIT	103,332

		1,122,175

Sweden 2.1%
10,850	Hufvudstaden AB (Class A Stock)	121,796
12,925	Klovern AB	63,125
5,519	Kungsleden AB	52,840
825	Wihlborgs Fastigheter AB	23,600

		261,361

Switzerland 1.3%
2,057	PSP Swiss Property AG(a)	160,703

United Kingdom 9.7%
8,310	Atrium European Real Estate Ltd.	50,482
27,186	British Land Co. PLC, REIT	225,795
27,360	Great Portland Estates PLC, REIT	157,863
28,784	Hammerson PLC, REIT	197,893

29,573	Land Securities Group PLC, REIT	319,520
37,287	Segro PLC, REIT	178,169
13,724	Shaftesbury PLC, REIT	96,399

		1,226,121

	TOTAL LONG-TERM INVESTMENTS (cost $12,294,863)	12,455,119

SHORT-TERM INVESTMENT 0.7%
AFFILIATED MONEY MARKET MUTUAL FUND
86,934	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $86,934)(b)	86,934

	TOTAL INVESTMENTS(c) — 99.3% (cost $12,381,797)(d)	12,542,053
	Other assets in excess of liabilities — 0.7%	91,047

	NET ASSETS — 100%	$12,633,100

The following abbreviation is used in the Portfolio descriptions:

REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	As of January 31, 2011, 40 securities representing $8,210,573 and 65.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(d)	Federal income tax basis is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$1,941,107	$—
Belgium	54,957	—	—
Bermuda	415,360	104,630	—
Canada	443,677	—	—
Cayman Islands	—	148,886	—
Finland	153,872	—	—
France	749,372	—	—
Hong Kong	—	2,699,961	—
Italy	82,342	—	—
Japan	—	2,299,497	—
Netherlands	513,163	—	—
Norway	77,935	—	—
Singapore	105,683	1,016,492	—
Sweden	261,361	—	—
Switzerland	160,703	—	—
United Kingdom	1,226,121	—	—
Affiliated Money Market Mutual Fund	86,934	—	—

Total	$4,331,480	$8,210,573	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2011 were as follows:

Diversified Real Estate Activities	31.9%
Diversified REIT’s	18.2
Retail REIT’s	16.7
Real Estate Operating Companies	12.5
Office REIT’s	6.4
Real Estate Development	5.4
Industrial REIT’s	4.3
Specialized REIT’s	2.1
Residential REIT’s	1.1
Affiliated Money Market Mutual Fund	0.7

99.3
Other assets in excess of liabilities	0.7

100.0%

Prudential Large-Cap Core Equity Fund

Schedule of Investments

as of January 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.8%
COMMON STOCKS
CONSUMER DISCRETIONARY 9.6%
Auto Components 0.9%
3,000	Autoliv, Inc.	$ 230,400
45,600	Johnson Controls, Inc.	1,750,584
2,500	Superior Industries International, Inc.	50,000
10,500	TRW Automotive Holdings Corp.(a)	626,430

		2,657,414
Automobiles 0.2%
31,300	Ford Motor Co.(a)	499,235

Diversified Consumer Services 0.3%
15,200	DeVry, Inc.	792,072

Hotels, Restaurants & Leisure 1.9%
8,200	Carnival Corp.	366,622
44,100	McDonald’s Corp.	3,248,847
2,400	Panera Bread Co. (Class A Stock)(a)	229,344
15,600	Starbucks Corp.	491,868
22,200	Yum! Brands, Inc.	1,038,072

		5,374,753
Household Durables 0.2%
6,200	iRobot Corp.(a)	167,400
3,300	Tempur-Pedic International, Inc.(a)	144,012
4,300	Tupperware Brands Corp.	196,725

		508,137
Internet & Catalog Retail
6,800	Liberty Media Corp. - Interactive(a)	107,712

Leisure Equipment & Products
500	Polaris Industries, Inc.	38,460

Media 2.4%
103,300	Comcast Corp. (Class A Stock)	2,350,075
7,300	DIRECTV (Class A Stock)(a)	309,447
124,300	News Corp. (Class A Stock)	1,866,986
37,666	Time Warner, Inc.	1,184,596
19,600	Viacom, Inc. (Class B Stock)	814,380

5,760	Walt Disney Co. (The)	223,891

		6,749,375
Multiline Retail 1.2%
8,900	Family Dollar Stores, Inc.	378,072
67,800	Macy’s, Inc.	1,569,570
27,700	Target Corp.	1,518,791

		3,466,433
Specialty Retail 1.3%
13,500	American Eagle Outfitters, Inc.	195,210
22,700	Limited Brands, Inc.	663,748
9,300	Pep Boys-Manny, Moe & Jack (The)	129,642
14,700	Ross Stores, Inc.	958,440
3,200	Stein Mart, Inc.	25,072
39,600	TJX Cos., Inc.	1,876,644

		3,848,756
Textiles, Apparel & Luxury Goods 1.2%
38,900	Coach, Inc.	2,104,101
6,900	Fossil, Inc.(a)	490,245
9,300	VF Corp.(b)	769,296

		3,363,642
CONSUMER STAPLES 8.6%
Beverages 2.5%
56,500	Coca-Cola Co. (The)	3,551,025
3,300	Constellation Brands, Inc. (Class A Stock)(a)	63,426
27,400	Dr. Pepper Snapple Group, Inc.	970,782
12,500	Molson Coors Brewing Co. (Class B Stock)	585,875
28,794	PepsiCo, Inc.	1,851,742

		7,022,850
Food & Staples Retailing 1.1%
22,500	Kroger Co. (The)	481,500
3,900	Pantry, Inc. (The)(a)	65,013
6,000	Susser Holdings Corp.(a)	86,520
44,570	Wal-Mart Stores, Inc.	2,499,040

		3,132,073
Food Products 1.6%
28,938	Archer-Daniels-Midland Co.	945,405
30,100	ConAgra Foods, Inc.	672,133
4,300	Corn Products International, Inc.	198,359
8,600	General Mills, Inc.	299,108
3,100	Hormel Foods Corp.	153,140
10,000	Ralcorp Holdings, Inc.(a)	612,000
47,400	Sara Lee Corp.	804,378
34,500	Smithfield Foods, Inc.(a)	686,895
9,800	Tyson Foods, Inc. (Class A Stock)	161,210

		4,532,628

Household Products 2.1%
2,670	Colgate-Palmolive Co.	204,976
14,900	Kimberly-Clark Corp.	964,477
74,564	Procter & Gamble Co. (The)	4,707,225

		5,876,678
Personal Products
16,400	Prestige Brands Holdings, Inc.(a)	181,056

Tobacco 1.3%
71,600	Altria Group, Inc.	1,683,316
23,500	Philip Morris International, Inc.	1,345,140
25,300	Reynolds American, Inc.	804,793

		3,833,249
ENERGY 12.6%
Energy Equipment & Services 2.5%
1,400	Complete Production Services, Inc.(a)	39,116
5,100	Dril-Quip, Inc.(a)	393,312
57,100	Halliburton Co.	2,569,500
17,600	Helmerich & Payne, Inc.	1,033,648
14,900	McDermott International, Inc.(a)	309,622
26,300	Nabors Industries Ltd.(a)	641,720
6,800	Oil States International, Inc.(a)	460,768
19,651	RPC, Inc.(b)	345,465
14,200	Schlumberger Ltd.	1,263,658

		7,056,809
Oil, Gas & Consumable Fuels 10.1%
63,484	Chevron Corp.	6,026,536
40,400	ConocoPhillips	2,886,984
25,900	Devon Energy Corp.	2,297,071
67,000	El Paso Corp.	1,063,960
120,574	Exxon Mobil Corp.	9,727,910
4,300	Hess Corp.	361,716
51,200	Marathon Oil Corp.	2,339,840
23,600	Murphy Oil Corp.	1,564,680
17,500	Occidental Petroleum Corp.	1,691,900
38,400	Valero Energy Corp.	973,824

		28,934,421
FINANCIALS 14.4%
Capital Markets 1.6%
20,900	Ameriprise Financial, Inc.	1,288,485
3,800	Calamos Asset Management, Inc. (Class A Stock)	58,444
14,700	Franklin Resources, Inc.	1,773,555
4,080	Goldman Sachs Group, Inc. (The)	667,569
4,000	Invesco Ltd.	98,960
18,900	MCG Capital Corp.	128,520
5,900	Morgan Stanley	173,460

36,200	TICC Capital Corp.(b)	444,898

		4,633,891
Commercial Banks 1.9%
700	Bancorp Rhode Island, Inc.	21,112
14,300	East West Bancorp, Inc.	310,453
15,500	First Commonwealth Financial Corp.	99,665
5,500	Fulton Financial Corp.	56,760
30,091	U.S. Bancorp	812,457
127,064	Wells Fargo & Co.	4,119,415

		5,419,862
Consumer Finance 0.7%
33,000	American Express Co.	1,431,540
8,900	Capital One Financial Corp.	428,624
2,800	Nelnet, Inc. (Class A Stock)	62,776

		1,922,940
Diversified Financial Services 5.2%
339,068	Bank of America Corp.	4,655,404
966,700	Citigroup, Inc.(a)	4,659,494
125,900	JPMorgan Chase & Co.	5,657,946

		14,972,844
Insurance 2.8%
31,500	ACE Ltd.	1,940,085
11,500	Allstate Corp. (The)	358,110
4,500	Argo Group International Holdings Ltd.	160,290
38,600	Assurant, Inc.	1,514,278
24,800	Berkshire Hathaway, Inc. (Class B Stock)(a)	2,027,400
4,400	Chubb Corp.	254,892
12,700	Lincoln National Corp.	366,268
13,400	Transatlantic Holdings, Inc.	689,430
2,000	Travelers Cos., Inc. (The)	112,520
4,300	Unitrin, Inc.	115,713
24,400	Unum Group	608,536

		8,147,522
Real Estate Investment Trusts 2.1%
4,500	Agree Realty Corp.	104,625
25,800	Brandywine Realty Trust	299,280
12,500	Cedar Shopping Centers, Inc.	75,625
261,200	Chimera Investment Corp.	1,097,040
14,900	Commonwealth REIT	397,383
24,100	Hospitality Properties Trust	599,367
21,900	Inland Real Estate Corp.	203,232
3,800	Liberty Property Trust	132,126
12,100	Mack-Cali Realty Corp.	423,742
88,000	MFA Financial, Inc.	718,960
14,400	Newcastle Investment Corp.(a)	96,480

28,500	Resource Capital Corp.	203,205
42,000	Senior Housing Properties Trust	941,640
3,400	Simon Property Group, Inc.	344,930
20,300	Winthrop Realty Trust	249,690

		5,887,325
Thrifts & Mortgage Finance 0.1%
12,300	Washington Federal, Inc.	212,667

HEALTHCARE 11.3%
Biotechnology 1.0%
15,900	Amgen, Inc.(a)	875,772
2,700	Biogen Idec, Inc.(a)	176,769
34,500	Celgene Corp.(a)	1,777,785

		2,830,326
Healthcare Equipment & Supplies 2.3%
41,500	Baxter International, Inc.	2,012,335
15,900	Becton Dickinson And Co.	1,318,905
15,400	CareFusion Corp.(a)	396,242
21,700	Covidien PLC (Ireland)	1,030,099
2,000	Cyberonics, Inc.(a)	65,500
1,600	Hill-Rom Holdings, Inc.	64,752
4,500	Intuitive Surgical, Inc.(a)	1,453,095
1,100	Orthofix International NV (Netherlands Antilles)(a)	31,460
7,300	St Jude Medical, Inc.(a)	295,650

		6,668,038
Healthcare Providers & Services 2.9%
37,000	Aetna, Inc.	1,218,780
8,200	Cardinal Health, Inc.	340,382
11,800	Cigna Corp.	495,836
30,000	Coventry Health Care, Inc.(a)	899,100
10,500	Humana, Inc.(a)	608,685
27,000	Medco Health Solutions, Inc.(a)	1,647,540
52,700	UnitedHealth Group, Inc.	2,163,335
14,600	WellPoint, Inc.(a)	906,952

		8,280,610
Healthcare Technology
2,200	Medidata Solutions, Inc.(a)	54,890

Life Sciences Tools & Services 1.3%
6,900	Agilent Technologies, Inc.(a)	288,627
7,300	Bruker Corp.(a)	127,750
21,500	Life Technologies Corp.(a)	1,167,235
34,300	Thermo Fisher Scientific, Inc.(a)	1,964,361
2,500	Waters Corp.(a)	190,975

		3,738,948

Pharmaceuticals 3.8%
54,100	Abbott Laboratories	2,443,156
39,000	Bristol-Myers Squibb Co.	982,020
6,000	Eli Lilly & Co.	208,620
23,100	Impax Laboratories, Inc.(a)	536,382
40,099	Johnson & Johnson	2,396,717
17,300	Medicines Co. (The)(a)	271,264
54,700	Merck & Co., Inc.	1,814,399
7,700	Par Pharmaceutical Cos., Inc.(a)	275,044
115,134	Pfizer, Inc.	2,097,742

		11,025,344
INDUSTRIALS 12.0%
Aerospace & Defense 1.7%
1,600	Cubic Corp.	78,000
20,800	General Dynamics Corp.	1,568,320
20,700	Honeywell International, Inc.	1,159,407
16,800	Northrop Grumman Corp.	1,164,240
12,300	United Technologies Corp.	999,990

		4,969,957
Air Freight & Logistics 1.5%
2,700	Atlas Air Worldwide Holdings, Inc.(a)	137,187
22,200	FedEx Corp.	2,005,104
28,000	United Parcel Service, Inc. (Class B Stock)	2,005,360

		4,147,651
Construction & Engineering
3,700	Chicago Bridge & Iron Co. NV(a)	121,693

Electrical Equipment 1.1%
7,350	AMETEK, Inc.	299,733
5,100	Cooper Industries PLC (Class A Stock)	312,426
20,900	Emerson Electric Co.	1,230,592
2,500	Franklin Electric Co., Inc.	102,700
14,300	Rockwell Automation, Inc.	1,158,443

		3,103,894
Industrial Conglomerates 3.0%
21,500	3M Co.	1,890,280
331,600	General Electric Co.	6,678,424

		8,568,704
Machinery 3.6%
400	Caterpillar, Inc.	38,804
8,700	Colfax Corp.(a)	162,168
1,900	Cummins, Inc.	201,172
42,600	Danaher Corp.	1,962,156
23,900	Deere & Co.	2,172,510
17,900	Dover Corp.	1,147,390
15,800	Eaton Corp.	1,705,768

2,200	Gardner Denver, Inc.	158,708
19,800	Illinois Tool Works, Inc.	1,059,102
4,500	Kennametal, Inc.	182,700
2,100	Nacco Industries, Inc. (Class A Stock)	210,525
14,000	Parker Hannifin Corp.	1,251,740
3,500	Timken Co.	164,570
1,700	Trimas Corp.(a)	32,368

		10,449,681
Professional Services
2,000	Administaff, Inc.	56,640

Road & Rail 0.9%
29,800	Norfolk Southern Corp.	1,823,462
9,200	Union Pacific Corp.	870,596

		2,694,058
Trading Companies & Distributors 0.2%
7,800	Applied Industrial Technologies, Inc.	246,948
1,400	WW Grainger, Inc.	184,058

		431,006
INFORMATION TECHNOLOGY 19.9%
Communications Equipment 1.9%
8,800	Acme Packet, Inc.(a)	473,264
89,850	Cisco Systems, Inc.(a)	1,900,327
5,000	EchoStar Corp. (Class A Stock)(a)	136,250
2,500	F5 Networks, Inc.(a)	270,950
18,000	Harris Corp.	837,720
18,200	Juniper Networks, Inc.(a)	675,584
3,000	Loral Space & Communications, Inc.(a)	223,410
5,371	Motorola, Inc.(a)	208,234
7,800	Plantronics, Inc.	276,120
8,900	QUALCOMM, Inc.	481,757

		5,483,616
Computers & Peripherals 4.8%
21,790	Apple, Inc.(a)	7,393,783
93,500	Dell, Inc.(a)	1,230,460
7,100	Electronics For Imaging, Inc.(a)	106,358
71,500	EMC Corp.(a)	1,779,635
70,925	Hewlett-Packard Co.	3,240,563

		13,750,799
Electronic Equipment, Instruments & Components 0.3%
7,900	AVX Corp.	123,872
7,600	Ingram Micro, Inc. (Class A Stock)(a)	150,024
1,900	IPG Photonics Corp.(a)	65,835
5,800	Itron, Inc.(a)	336,516
1,100	Littelfuse, Inc.	56,408

2,300	National Instruments Corp.	97,313

		829,968
Internet Software & Services 2.1%
18,500	Akamai Technologies, Inc.(a)	893,920
76,000	eBay, Inc.(a)(b)	2,307,360
4,800	Google, Inc. (Class A Stock)(a)	2,881,728
3,600	Yahoo!, Inc.(a)	58,032

		6,141,040
IT Services 1.9%
5,000	Computer Sciences Corp.	266,450
23,770	International Business Machines Corp.	3,850,740
18,600	Visa, Inc. (Class A Stock)	1,299,210

		5,416,400
Office Electronics 0.7%
153,900	Xerox Corp.	1,634,418
6,600	Zebra Technologies Corp. (Class A Stock)(a)	256,740

		1,891,158
Semiconductors & Semiconductor Equipment 4.0%
49,100	Applied Materials, Inc.	770,379
2,400	Atmel Corp.(a)	32,496
33,400	Broadcom Corp. (Class A Stock)	1,506,006
3,000	Brooks Automation, Inc.(a)	35,220
700	Hittite Microwave Corp.(a)(b)	41,846
200,700	Intel Corp.	4,307,022
19,700	KLA-Tencor Corp.	868,376
10,900	Lam Research Corp.(a)	543,801
23,800	Marvell Technology Group Ltd.(a)	452,438
5,500	Nanometrics, Inc.(a)	94,160
23,500	Novellus Systems, Inc.(a)	847,645
54,400	Texas Instruments, Inc.	1,844,704

		11,344,093
Software 4.2%
5,100	Activision Blizzard, Inc.	57,579
21,800	Autodesk, Inc.(a)	886,824
25,700	Intuit, Inc.(a)	1,206,101
199,300	Microsoft Corp.	5,525,593
107,500	Oracle Corp.	3,443,225
20,100	Red Hat, Inc.(a)	830,532
4,400	Synopsys, Inc.(a)	119,372

		12,069,226
MATERIALS 3.8%
Chemicals 2.2%
11,000	Air Products & Chemicals, Inc.	959,750
2,100	Cabot Corp.	90,825
7,400	CF Industries Holdings, Inc.	999,296

900	Cytec Industries, Inc.	49,086
5,800	E.I. du Pont de Nemours & Co.	293,944
29,700	Monsanto Co.	2,179,386
16,500	Mosaic Co. (The)	1,337,160
2,500	Praxair, Inc.	232,600
1,800	TPC Group, Inc.(a)	56,700

		6,198,747
Metals & Mining 1.4%
84,800	Alcoa, Inc.	1,405,136
23,300	Freeport-McMoRan Copper & Gold, Inc.	2,533,875
6,700	Noranda Aluminum Holding Corp.(a)	99,093

		4,038,104
Paper & Forest Products 0.2%
5,800	International Paper Co.	167,504
15,600	MeadWestvaco Corp.	446,628

		614,132
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.9%
1,800	Abovenet, Inc.	107,208
160,068	AT&T, Inc.	4,405,071
7,500	Neutral Tandem, Inc.(a)	113,400
102,200	Verizon Communications, Inc.	3,640,364

		8,266,043
Wireless Telecommunication Services
7,400	USA Mobility, Inc.	126,392

UTILITIES 2.7%
Electric Utilities 2.2%
23,300	American Electric Power Co., Inc.	831,344
53,600	Duke Energy Corp.	958,368
23,700	Entergy Corp.	1,710,429
20,000	NextEra Energy, Inc.	1,069,200
66,200	PPL Corp.	1,707,298

		6,276,639
Gas Utilities 0.2%
10,100	Energen Corp.	564,590

Independent Power Producers & Energy Traders
4,700	Constellation Energy Group, Inc.	151,575

Multi-Utilities 0.3%
27,200	Public Service Enterprise Group, Inc.	882,096

Water Utilities
7,700	American Water Works Co., Inc.	196,350

	Total long-term investments (cost $221,677,921)	280,555,212

Principal Amount (000)
SHORT-TERM INVESTMENTS 3.6%
United States Government Security 0.2%
$ 650	United States Treasury Bill 0.172% , 6/16/11 (c)(d) (cost $649,582)	649,610

Shares
Affiliated Money Market Mutual Fund 3.4%
9,849,023	Prudential Investment Portfolios-2 Prudential Core Taxable Money Market Fund (cost $9,849,023; includes $3,843,751 of cash collateral received for securities on loan)(e)(f)	9,849,023

	Total short-term investments (cost $10,498,605)	10,498,633

	Total Investments 101.4% (cost $232,176,526)(g)	291,053,845
	Liabilities in excess of other assets (h) (1.4%)	(4,066,990)

	Net Assets 100.0%	$ 286,986,855

The following abbreviation is used in the Portfolio descriptions:

REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $3,787,013; cash collateral of $3,843,751 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	All or a portion of security segregated as collateral for financial futures contracts.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2011 were as follows:

Tax basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$232,897,874	$59,465,564	$(1,309,593)	$58,155,971

The difference between the book basis and the tax basis was attributable to deferred losses on wash sales as of the most recent fiscal year end.

(h)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at January 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2011	Unrealized Appreciation(1)
	Long Positions:
93	E-mini S&P 500 Futures	Mar. 2011	$5,847,160	$5,963,160	$116,000

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of January 31, 2011.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$280,555,212	$—	$—
United States Government Security	—	649,610	—
Affiliated Money Market Mutual Fund	9,849,023	—	—
Other Financial Instruments*
Futures	116,000	—	—

Total	$290,520,235	$649,610	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open end, non-exchange traded mutual Funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 21, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2011

*	Print the name and title of each signing officer under his or her signature.